Schedule of Warrant Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Stock Warrants
Number of Warrants, Outstanding	57,692	7,620	382
Weighted Average Exercise Price, Outstanding	$ 427.20	$ 1,512.00	$ 3,571.20
Weighted Average Life (Years), Outstanding	4 years 7 months 24 days	4 years 9 months 14 days	4 months 2 days
Number of Warrants, Granted		54,962	7,620
Weighted Average Exercise Price, Granted		$ 391.20	$ 1,512.00
Weighted average life, granted		5 years	5 years
Number of Warrants, Forfeited/Expired			(382)
Weighted Average Exercise Price ,Forfeited/Expired
Number of warrants, exercised	10,775	4,890
Weighted Average Exercise Price, Exercised
Number of warrants, forfeited/expired			382
Number of Warrants, Exercised	(10,775)	(4,890)
Weighted Average Life (Years), Exercised	4 years 3 months 14 days	4 years 9 months 10 days
Number of Warrants, Outstanding	46,917	57,692	7,620
Weighted Average Exercise Price, Outstanding	$ 525.28	$ 427.20	$ 1,512.00
Weighted Average Life (Years), Outstanding	3 years 10 months 13 days	4 years 7 months 24 days